Shareholders' Equity (Details) - USD ($)			1 Months Ended				3 Months Ended			12 Months Ended
	Jan. 31, 2020	Jan. 25, 2019	Jan. 31, 2020	Apr. 30, 2019	Aug. 31, 2018	Jan. 31, 2016	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Cash dividend (in dollars per share)				$ 0.14
Cash dividend, declared (in dollars per share)							$ 0.16	$ 0.16	$ 0.16
Cash dividend paid		$ 1,500,000								$ 6,500,000
Stock dividend (in shares)										1,077,121
Treasury stock acquired (shares)												294
Treasury stock, average cost per share (in dollars per share)												$ 12.61
Unrecognized compensation expense							$ 422,300			$ 422,300
Shares
Granted (in shares)					124,000	145,300
Weighted Average Exercise Price
Weighted Average Exercise Price, Granted (in dollars per share)										$ 14.80	$ 3.83
Restricted Stock
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares authorized to be repurchased													500,000
Subsequent Event
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Common stock, dividend rate, percentage	10.00%		10.00%
Corporate Joint Venture | PDL LLC
Weighted Average Remaining Contractual Life
Ownership percentage							51.00%			51.00%
Other ownership interests, contributed capital											$ 1,200,000
2015 Equity Incentive Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Contractual term													P10Y
Share-based compensation expense										$ 166,400	$ 104,200
Shares
Outstanding (in shares)			270,676.000							291,584
Granted (in shares)										0
Exercised (in shares)										(15,584)
Expired/terminated (in shares)										(5,324)
Outstanding (in shares)							270,676.000			270,676.000	291,584
Exercisable (in shares)							106,577			106,577
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding (in dollars per share)			$ 14.80							$ 14.36
Weighted Average Exercise Price, Granted (in dollars per share)										0.00
Weighted Average Exercise Price, Exercised (in dollars per share)										8.59
Weighted Average Exercise Price, Expired/terminated (in dollars per share)										8.59
Weighted Average Exercise Price, Outstanding (in dollars per share)							$ 14.80			14.80	$ 14.36
Weighted Average Exercise Price, Exercisable (in dollars per share)							$ 11.75			$ 11.75
Weighted Average Remaining Contractual Life
Options, Outstanding										7 years 2 months 12 days
Options, Exercisable										6 years 8 months 7 days
Aggregate Intrinsic Value, Outstanding							$ 2,822,610			$ 2,822,610
Aggregate Intrinsic Value, Exercisable							$ 1,437,151			$ 1,437,151
2015 Equity Incentive Plan | Restricted Stock
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of shares authorized to be repurchased							50,000			50,000
Vesting period													5 years
Share-based compensation expense										$ 9,900,000	$ 4,500,000
Weighted Average Remaining Contractual Life
Granted (in shares)										1,460	1,148
Vested and exercised (in shares)										522	230
Nonvesting restricted stocks (in shares)							1,816			1,816	918
Weighted average of grant date fair value (in dollars per share)										$ 19.02	$ 19.93